Taxes on Earnings Schedule Of Reconciliation Of Effective Income Tax Rate (Details)	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	2.20%	2.00%	1.30%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	(2.50%)	(1.00%)	(2.20%)
Effective Income Tax Rate Reconciliation, Tax Settlement, Percent	(0.80%)	0.00%	(0.10%)
Effective Income Tax Rate Reconciliation, Deduction, Qualified Production Activity, Percent	(2.90%)	(2.20%)	(1.90%)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	(1.20%)	(1.20%)	(1.30%)
Effective Income Tax Rate Reconciliation, Percent	29.80%	32.60%	30.80%